       ------------------------------------------------------------------

DIRECTORS                                                               OFFICERS
Barton M. Biggs                                                         James W. Grisham
CHAIRMAN OF THE BOARD                                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management Inc. and Morgan  Harold J. Schaaff, Jr.
Stanley                                                                 VICE PRESIDENT
Asset Management Limited; Managing                                      Joseph P. Stadler
Director, Morgan Stanley & Co. Incorporated                             VICE PRESIDENT
Michael F. Klein                                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and Morgan Stanley &    Karl O. Hartmann
Co. Incorporated                                                        ASSISTANT SECRETARY
John D. Barrett II                                                      Joanna M. Haigney
Chairman and Director,                                                  TREASURER
Barrett Associates, Inc.                                                Rene J. Feuerman
Gerard E. Jones                                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer, Rand McNally
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle Trading L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

       ------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
       ------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
       ------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
       ------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

       ------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                        SMALL CAP VALUE EQUITY PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1997

LETTER TO SHAREHOLDERS
-------

The Small Cap Value Equity Portfolio invests in equity securities of small to medium-sized companies that our research indicates are undervalued relative to the stock market in general at the time of purchase. The Portfolio's disciplined value approach seeks to outperform the Russell 2500 Small Company Index in the longer term. We believe our emphasis on high quality companies should help the Portfolio perform particularly well in difficult markets.

The Small Cap Value Equity Portfolio selects companies that can be purchased at bargain prices. Bargains mostly arise as a result of public overreactions to temporary problems associated with an otherwise healthy company, or because a company is neglected and currently

PERFORMANCE COMPARED TO THE RUSSELL 2500 INDEX AND S&P 500 INDEX(1)
----------------------------------------------------

                                                 ONE       AVERAGE ANNUAL
                                    YTD         YEAR       SINCE INCEPTION
                                -----------  -----------  -----------------
PORTFOLIO--CLASS A............       40.03%       56.16%          20.11%
PORTFOLIO--CLASS B............       39.83        55.80           36.01
RUSSELL 2500--CLASS A.........       27.22        34.30           19.77
RUSSELL 2500--CLASS B.........       27.22        34.30           26.66
S&P 500--CLASS A..............       29.66        40.46           20.59
S&P 500--CLASS B..............       29.66        40.46           30.08

1. The Russell 2500 Index and the S&P 500 Index are unmanaged indices of common stock.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

out-of-the limelight of investors' interest. Often, these companies operate as major players in very focused markets and are not widely followed by the investment community.

The Portfolio invests in all economic sectors of the market, and our strategy of maintaining a well-diversified portfolio is intended to produce consistent and reliable results over time. Our investment approach combines quantitative and fundamental research, and is based on the premise that the prices of stocks move more frequently, and in greater magnitude, than do the fundamentals of the underlying companies. This discrepancy creates an opportunity for disciplined, value-oriented investors. Our value approach importantly includes quality and growth standards which are carefully designed to help avoid "value-traps", where cheap stocks sometimes remain cheap (or become cheaper) because the company is run by bad managers or is mired in a hopelessly difficult business environment. The end result should be a portfolio with below-market valuation and an overall growth rate as similar as possible to the Russell 2500 benchmark.

For the nine month and one year periods ended September 30, 1997, the Portfolio had total returns of 40.03% and 56.16%, respectively, for the Class A shares and 39.83% and 55.80%, respectively, for the Class B shares compared to 27.22% and 34.30%, respectively, for the Russell 2500 Index and 29.66% and 40.46%, respectively, for the S&P 500 Index. From inception on December 17, 1992 to September 30, 1997, the average annual total for the Class A shares was 20.11% compared to 19.77% for the Russell 2500 Index and 20.59% for the S&P 500 Index. From inception on January 2, 1996 to September 30, 1997, the average annual total return for the Class B shares was 36.01% compared to 26.66% for the Russell 2500 Index and 30.08% for the S&P 500 Index.

For the three months ended September 30, 1997, the Portfolio had a total return of 20.47% for the Class A shares and 20.37% for the Class B shares as compared to a total return of 14.35% for the Russell 2500 Index and 7.50% for the S&P 500 Index.

Stock selection was the primary driver of the Portfolio's third quarter outperformance, with modest support from an overweighting in financial stocks and an underweighting in utility stocks. Individual companies which were additive to performance included Nellcor Puritan Bennett (with total return for the quarter of 56.2%), SCI Systems (55.5%), Herman Miller (48.8%), Noble Drilling (44.4%) and Air Express International (38.0%).

We continue to look for industries and stocks which benefit from corporate outsourcing, consolidation and pricing flexibility. Sectors that currently exhibit one or more of these characteristics are financials, energy and business services. Conversely, we avoid areas that are plagued by government regulation and inquiry, commodity pricing or unsustainable growth. Utilities, basic resources, and selected healthcare and technology stocks currently fall into the latter category.

Despite a favorable backdrop of low inflation, low interest rates and steady economic growth, recent comments by Federal Reserve Chairman Greenspan and an uptick in producer prices suggest that investment caution is warranted.

Gary G. Schlarbaum
PORTFOLIO MANAGER

William Gerlach
PORTFOLIO MANAGER

October 1997

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1997

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (99.2%)
 AEROSPACE (0.3%)
          3,100    Coltec Industries, Inc.              $      67
          2,600    Doncasters plc ADR                          78
                                                        ---------
                                                              145
                                                        ---------
 BANKING (11.4%)
          6,300    City National Corp.                        202
          3,700    Colonial Bancgroup Inc.                    106
          5,700    Comerica, Inc.                             450
          7,400    Community First Bankshares, Inc.           359
          8,200    Crestar Financial Corp.                    384
          5,000    Cullen/Frost Bankers, Inc.                 237
          8,400    First Alliance Corp.                       265
          6,000    First of America Bank Corp.                322
          1,700    GreenPoint Financial Corp.                 108
          4,200    Long Island Bancorp, Inc.                  197
          6,200    Money Store, Inc.                          177
         16,400    North Fork Bancorp, Inc.                   476
          4,000    Nothern Trust Corp.                        236
            800    Prime Bancshares, Inc.                      15
          7,800    Southtrust Corp.                           384
          8,401    Summit Bancorp.                            373
          6,600    Trans Financial, Inc.                      210
          2,400    UnionBanCal Corp.                          208
          2,500    Wilmington Trust Corp.                     137
                                                        ---------
                                                            4,846
                                                        ---------
 BUILDING (2.1%)
          5,800    Champion Enterprises, Inc.                 111
          3,450    Hughes Supply, Inc.                        104
          7,800    Southdown, Inc.                            426
          5,600    USG Corp.                                  269
                                                        ---------
                                                              910
                                                        ---------
 CAPITAL GOODS (3.1%)
          5,900    Aeroquip-Vickers, Inc.                     289
          3,400    Case Corporation                           227
          2,000    Credence Systems Corp.                      98
          1,200    Electro Scientific Industries,
                    Inc.                                       73
         10,100    Herman Miller, Inc.                        540
          3,700    Semitool, Inc.                              93
                                                        ---------
                                                            1,320
                                                        ---------
 CHEMICALS (1.2%)
          2,400    Fuller (H.B.) Co.                          130
          7,500    Quaker Chemical Corp.                      141

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
          5,700    USA Waste Services, Inc.             $     227
                                                        ---------
                                                              498
                                                        ---------
 COMMUNICATIONS (3.2%)
         25,200    Journal Register Co.                       495
          5,100    McClatchy Newspapers, Inc.                 175
          1,700    New York Times Co., Class A                 89
         10,200    Nextel Communications, Inc., Class
                    A                                         295
          4,000    Valassis Communications, Inc.              127
            400    Washington Post Co., Class B               179
                                                        ---------
                                                            1,360
                                                        ---------
 COMPUTERS (7.2%)
          4,700    Altera Corp.                               241
          1,600    BMC Software, Inc.                         104
          2,100    Box Hill Systems Corp.                      37
          4,100    Cadence Design Systems, Inc.               219
          4,600    Ceridian Corp.                             170
          7,900    Computer Products, Inc.                    235
          6,400    Converse Technology, Inc.                  338
          6,800    Elbit Systems, Ltd.                         93
          5,800    Fiserv, Inc.                               254
          2,800    Gateway 2000, Inc.                          88
         16,300    HMT Technology Corp.                       256
          8,400    MicroAge, Inc.                             244
          5,800    Solectron Corp.                            258
          3,800    Storage Technology Corp.                   182
          5,700    Tech Data Corp.                            262
          6,200    Technology Modeling Associates,
                    Inc.                                       95
                                                        ---------
                                                            3,076
                                                        ---------
 CONSUMER-DURABLES (2.7%)
          8,200    Arvin Industries, Inc.                     322
          8,000    Datascope Corp.                            176
          3,200    Dura Pharmaceuticals, Inc.                 140
          4,300    Furniture Brands International,
                    Inc.                                       81
         11,900    VIVUS, Inc.                                446
                                                        ---------
                                                            1,165
                                                        ---------
 CONSUMER-RETAIL (7.6%)
          3,000    Brylane, Inc.                              138
          2,500    Crane Co.                                  103
          7,100    CVS Corp.                                  404
          2,200    Fred Meyer, Inc.                           117
          2,400    Neiman Marcus Group, Inc.                   77
         12,300    Office Depot, Inc.                         248
         12,750    Pier 1 Imports, Inc.                       229
          5,200    Premark International, Inc.                166

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  CONSUMER-RETAIL (CONT.)
         10,500    Ross Stores, Inc.                    $     358
         10,400    ShopKo Stores, Inc.                        270
          3,000    Stage Stores, Inc.                         129
         14,000    TJX Cos., Inc.                             428
          3,200    Tommy Hilfiger Corp.                       160
          4,300    V.F. Corp.                                 398
                                                        ---------
                                                            3,225
                                                        ---------
 CONSUMER-SERVICE & GROWTH (2.0%)
          7,100    Danka Business Systems plc ADR             316
          3,600    EVI, Inc.                                  230
          2,900    Forecenergy, Inc.                          113
          5,300    Nabors Industries, Inc.                    206
                                                        ---------
                                                              865
                                                        ---------
 CONSUMER-STAPLES (3.0%)
          6,900    Arbor Drugs, Inc.                          161
          3,800    Dean Foods Co.                             176
          2,100    Doubletree Corp.                           101
          3,200    Interstate Bakeries Corp.                  219
          1,400    Lancaster Colony Corp.                      74
         10,300    Richfood Holdings, Inc.                    267
          4,000    SL Green Realty Corp. REIT                 104
          5,100    Security Capital Group, Inc.,
                    Class B                                   175
                                                        ---------
                                                            1,277
                                                        ---------
 ELECTRIC (1.7%)
          5,100    Black Hills Corp.                          149
         11,700    SCI Systems, Inc.                          580
                                                        ---------
                                                              729
                                                        ---------
 ENERGY (7.0%)
          4,400    Apache Corp.                               189
            200    Arch Coal, Inc.                              6
          3,500    Columbia Gas System, Inc.                  245
          6,300    Diamond Offshore Drilling, Inc.            348
          1,200    El Paso Natural Gas Co.                     73
         15,700    Falcon Drilling Co., Inc.                  554
          4,300    New Century Energies, Inc.                 179
          2,600    Noble Affiliates, Inc.                     116
          4,700    Noble Drilling Corp.                       152
          1,800    Pacific Enterprises                         61
          2,400    Sun Co., Inc.                              105
          3,000    Transocean Offshore, Inc.                  144
          5,800    Union Texas Petro Holdings, Inc.           136
          4,000    United Meridian Corp.                      147
          2,400    Vintage Petroleum, Inc.                    118
          7,700    Weatherford Enterra, Inc.                  410
                                                        ---------
                                                            2,983
                                                        ---------
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
 ENTERTAINMENT (2.4%)
          3,500    MGM Grand, Inc.                      $     152
         24,400    Universal Corp.                            885
                                                        ---------
                                                            1,037
                                                        ---------
 FINANCIAL-DIVERSIFIED (2.8%)
          5,600    Bear Stearns Cos., Inc.                    246
          4,600    Capital One Financial Corp.                210
          5,400    First Financial Corp.                      184
          5,600    National Commerce Bancorp                  153
          6,100    S & P Mid-Cap 400 Depositary
                    Receipts                                  393
            725    Wellsford Real Properties, Inc.             12
                                                        ---------
                                                            1,198
                                                        ---------
 HEALTH CARE (5.2%)
          3,900    Biogen, Inc.                               127
         10,400    FPA Medical Management, Inc.               357
          2,500    Health Care & Retirement Corp.              93
          1,300    Healthcare Financial Partners,
                    Inc.                                       40
          2,600    ICN Pharmaceuticals, Inc.                  128
          4,200    Marquette Medical Systems, Class A         130
          3,900    RoTech Medical Corp.                        75
         15,900    Sullivan Dental Products, Inc.             407
          4,500    Universal Health Services, Inc.,
                    Class B                                   195
          2,100    Watson Pharmaceuticals, Inc.               126
          9,200    Wellpoint Health Networks, Inc.            533
                                                        ---------
                                                            2,211
                                                        ---------
 INDUSTRIAL (9.9%)
          2,600    AGCO Corp.                                  82
          7,300    BJ Services Co.                            542
         14,400    CDI Corp.                                  544
          4,900    Culp, Inc.                                 102
          8,300    Franklin Resources, Inc.                   773
          3,200    Halter Marine Group, Inc.                  155
          3,300    Hirsch International Corp., Class
                    A                                          58
          7,000    Intevac, Inc.                               99
          5,300    Lear Corp.                                 261
          3,400    Lone Star Industries, Inc.                 184
          4,100    MascoTech, Inc.                             84
          4,800    NS Group, Inc.                             155
          6,200    Teradyne, Inc.                             334
         13,500    Tetra Technologies, Inc.                   312
          2,900    Trinity Industries, Inc.                   140
          3,800    Triumph Group, Inc.                        127
          5,500    Tuboscope Vetco International
                    Corp.                                     172
          2,000    Varco International, Inc.                   97
                                                        ---------
                                                            4,221
                                                        ---------
 INSURANCE (4.4%)
          3,000    AMBAC, Inc.                                122
          4,700    CMAC Investment Corp.                      252

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  INSURANCE (CONTINUED)
          4,900    Everest Reinsurance Holdings, Inc.   $     201
          2,700    Hartford Life, Inc., Class A               104
          3,100    Mercury General Corp.                      271
         17,500    Nationwide Financial Services,
                    Inc., Class A                             488
          1,700    Old Republic International Corp.            66
          4,400    Torchmark Corp.                            173
          7,600    Western National Corp.                     218
                                                        ---------
                                                            1,895
                                                        ---------
 METALS (2.0%)
          9,600    General Cable Corp.                        341
          2,700    Kaydon Corp.                               162
          5,300    Precision Castparts Corp.                  344
                                                        ---------
                                                              847
                                                        ---------
 PAPER & PACKAGING (1.5%)
         10,000    P.H. Glatfelter Co.                        222
          4,000    Schweitzer-Mauduit International,
                    Inc.                                      170
          6,600    U.S. Office Products                       233
                                                        ---------
                                                              625
                                                        ---------
 RESTAURANTS (0.5%)
          8,400    Applebee's International, Inc.             210
                                                        ---------
 SERVICES (3.0%)
         17,000    AccuStaff, Inc.                            535
         14,800    Interim Services, Inc.                     416
          3,900    Personnel Group of America, Inc.           134
          7,200    Russ Berrie & Co., Inc.                    211
                                                        ---------
                                                            1,296
                                                        ---------
 TECHNOLOGY (5.9%)
          6,100    CTB International Corp.                     96
          1,600    Coherent, Inc.                              89
          2,800    Cooper Cameron Corp.                       201
         25,300    Healthdyne Technologies, Inc.              471
          6,400    Inacom Corp.                               238
            700    Innovex, Inc.                               23
          2,800    KLA-Tencor Corp.                           189
          4,600    Quantum Corp.                              176
         17,600    Symantec Corp.                             400
          2,200    Tektronix, Inc.                            148
          2,800    Veritas DGC, Inc.                          119
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
          4,200    Vishay Intertechnology, Inc.         $     111
          2,100    Western Atlas, Inc.                        185
          1,600    Xilinx, Inc.                                81
                                                        ---------
                                                            2,527
                                                        ---------
 TOBACCO (1.4%)
          3,600    Consolidated Cigar Holdings, Inc.          147
         17,600    DIMON, Inc.                                440
                                                        ---------
                                                              587
                                                        ---------
 TRANSPORTATION (6.1%)
         23,900    Air Express International Corp.            872
          2,000    Airborne Freight Corp.                     121
         11,000    Arnold Industries, Inc.                    257
          8,300    CNF Transportation, Inc.                   362
          5,000    Expeditors International of
                    Washington, Inc.                          209
          7,200    Harley-Davidson, Inc.                      210
          1,400    Hertz Corp., Class A                        53
          3,000    Lubrizol Corp.                             126
          3,500    PACCAR, Inc.                               196
          4,100    Tower Automotive, Inc.                     185
                                                        ---------
                                                            2,591
                                                        ---------
 UTILITIES (1.6%)
          5,600    IPALCO Enterprises, Inc.                   192
          6,200    LG&E Energy Corp.                          138
          2,700    NICOR, Inc.                                101
          3,000    Oneok, Inc.                                 98
          4,700    Pinnacle West Capital Corp.                158
                                                        ---------
                                                              687
                                                        ---------
TOTAL COMMON STOCKS (Cost $34,960)                         42,331
                                                        ---------
     FACE
    AMOUNT
     (000)
---------------
SHORT-TERM INVESTMENT (1.5%)
 REPURCHASE AGREEMENT (1.5%)
           $648    Chase Securities, Inc. 5.75%,
                    dated 9/30/97, due 10/01/97, to
                    be repurchased at $648
                    collateralized by U.S. Treasury
                    Notes, 6.625%, due 3/31/02,
                    valued at $666 (Cost $648)                648
                                                        ---------

                                                         AMOUNT
                                                          (000)
                                                        ---------
TOTAL INVESTMENTS (100.7%) (Cost $35,608)               $ 42,979
                                                        ---------
OTHER ASSETS AND LIABILITIES (-0.7%)
  Other Assets                                               190
  Liabilities                                               (477)
                                                        ---------
                                                            (287)
                                                        ---------
NET ASSETS (100%)                                       $ 42,692
                                                        ---------
                                                        ---------
CLASS A:
------------
NET ASSETS                                                $34,648
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE
  Applicable to 2,364,674 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)
                                                           $14.65
                                                        ---------
                                                        ---------
CLASS B:
------------
NET ASSETS                                                 $8,044
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE
  Applicable to 549,793 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)
                                                           $14.63
                                                        ---------
                                                        ---------

----------------------------------
ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust